Quarterly Report
March 31, 2020
MFS®  Total Return Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.5%
Aerospace – 2.4%
Honeywell International, Inc.	161,109	$21,554,773
L3Harris Technologies, Inc.	20,376	3,670,125
Lockheed Martin Corp.	28,494	9,658,042
Northrop Grumman Corp.	32,573	9,854,961
United Technologies Corp. (a)	129,501	7,277,956
		$52,015,857
Alcoholic Beverages – 0.4%
Diageo PLC	296,802	$9,506,175
Apparel Manufacturers – 0.0%
LVMH Moet Hennessy Louis Vuitton SE	1,489	$552,709
Automotive – 0.7%
Aptiv PLC	78,453	$3,863,025
Lear Corp.	127,355	10,347,594
		$14,210,619
Broadcasting – 0.1%
Omnicom Group, Inc.	43,090	$2,365,641
Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	20,410	$8,979,788
Blackstone Group, Inc.	185,777	8,465,858
Charles Schwab Corp.	310,192	10,428,655
Invesco Ltd.	393,892	3,576,539
NASDAQ, Inc.	104,967	9,966,617
T. Rowe Price Group, Inc.	57,071	5,572,983
TD Ameritrade Holding Corp.	226,909	7,864,666
		$54,855,106
Business Services – 2.6%
Accenture PLC, “A”	121,013	$19,756,582
Amdocs Ltd.	79,187	4,352,910
Cognizant Technology Solutions Corp., “A”	35,464	1,648,013
Equifax, Inc.	54,673	6,530,690
Fidelity National Information Services, Inc.	89,089	10,836,786
Fiserv, Inc. (a)	136,984	13,012,110
		$56,137,091
Cable TV – 1.7%
Comcast Corp., “A”	1,043,652	$35,880,756
Chemicals – 1.2%
3M Co.	81,886	$11,178,258
PPG Industries, Inc.	166,964	13,958,190
		$25,136,448
Computer Software – 2.8%
Adobe Systems, Inc. (a)	31,755	$10,105,711
Microsoft Corp.	268,877	42,404,592
Oracle Corp.	159,557	7,711,390
		$60,221,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 0.9%
Apple, Inc.	55,742	$14,174,633
Hitachi Ltd.	196,800	5,728,816
		$19,903,449
Conglomerates – 0.2%
Trane Technologies PLC	44,869	$3,705,731
Construction – 1.8%
Masco Corp.	298,566	$10,321,427
Otis Worldwide Corp. (a)	64,751	3,237,525
Sherwin-Williams Co.	7,799	3,583,796
Stanley Black & Decker, Inc.	88,048	8,804,800
Toll Brothers, Inc.	212,726	4,094,976
Vulcan Materials Co.	38,801	4,193,224
Whirlpool Corp.	44,788	3,842,810
		$38,078,558
Consumer Products – 0.9%
Colgate-Palmolive Co.	93,933	$6,233,394
Kimberly-Clark Corp.	84,482	10,802,713
Procter & Gamble Co.	10,055	1,106,050
		$18,142,157
Electrical Equipment – 0.6%
Johnson Controls International PLC	470,272	$12,678,533
Electronics – 2.3%
Analog Devices, Inc.	30,802	$2,761,399
Applied Materials, Inc.	100,567	4,607,980
Intel Corp.	99,291	5,373,629
Maxim Integrated Products, Inc.	70,428	3,423,505
NXP Semiconductors N.V.	78,039	6,471,774
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	233,923	11,179,180
Texas Instruments, Inc.	147,761	14,765,757
		$48,583,224
Energy - Independent – 0.8%
ConocoPhillips	165,474	$5,096,599
Hess Corp.	161,877	5,390,504
Phillips 66	16,772	899,818
Pioneer Natural Resources Co.	33,089	2,321,194
Valero Energy Corp.	78,331	3,553,094
		$17,261,209
Energy - Integrated – 0.8%
BP PLC	1,462,293	$6,220,847
Chevron Corp.	93,248	6,756,750
Suncor Energy, Inc.	276,079	4,406,121
		$17,383,718
Food & Beverages – 2.6%
Archer Daniels Midland Co.	245,630	$8,641,263
Coca-Cola European Partners PLC	60,223	2,260,169
Danone S.A.	65,666	4,235,104
General Mills, Inc.	162,959	8,599,346
J.M. Smucker Co.	59,081	6,557,991
Mondelez International, Inc.	65,822	3,296,366
Nestle S.A.	136,102	14,027,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PepsiCo, Inc.	63,738	$7,654,934
		$55,272,964
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	39,528	$2,957,090
Health Maintenance Organizations – 1.8%
Cigna Corp.	213,491	$37,826,335
Insurance – 3.0%
Aon PLC	111,386	$18,383,145
Chubb Ltd.	174,075	19,442,437
Marsh & McLennan Cos., Inc.	76,374	6,603,296
MetLife, Inc.	164,649	5,033,320
Travelers Cos., Inc.	120,321	11,953,891
Willis Towers Watson PLC	15,247	2,589,703
		$64,005,792
Internet – 0.4%
Alphabet, Inc., “A” (a)	6,497	$7,549,189
Leisure & Toys – 0.2%
Electronic Arts, Inc. (a)	40,212	$4,028,036
Harley-Davidson, Inc.	15,934	301,631
		$4,329,667
Machinery & Tools – 2.4%
Carrier Global Corp. (a)	129,501	$2,233,892
Caterpillar, Inc.	67,767	7,863,683
Deere & Co.	22,393	3,093,817
Eaton Corp. PLC	283,529	22,027,368
Illinois Tool Works, Inc.	99,194	14,097,451
Ingersoll Rand, Inc. (a)	39,595	981,956
		$50,298,167
Major Banks – 4.6%
Bank of America Corp.	799,848	$16,980,773
Bank of New York Mellon Corp.	98,091	3,303,705
Goldman Sachs Group, Inc.	160,645	24,834,111
JPMorgan Chase & Co.	367,240	33,062,617
PNC Financial Services Group, Inc.	68,522	6,558,926
State Street Corp.	125,838	6,703,390
Wells Fargo & Co.	217,210	6,233,927
		$97,677,449
Medical & Health Technology & Services – 0.6%
McKesson Corp.	99,054	$13,398,044
Medical Equipment – 3.7%
Abbott Laboratories	88,730	$7,001,684
Becton, Dickinson and Co.	31,123	7,151,132
Danaher Corp.	156,186	21,617,705
Medtronic PLC	269,342	24,289,261
Thermo Fisher Scientific, Inc.	64,123	18,185,283
		$78,245,065
Metals & Mining – 0.2%
Rio Tinto PLC	114,512	$5,256,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.2%
Sempra Energy	30,677	$3,466,194
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	447,851	$6,404,269
EQM Midstream Partners LP	77,291	912,034
Equitrans Midstream Corp.	206,451	1,038,449
		$8,354,752
Other Banks & Diversified Financials – 2.9%
American Express Co.	34,356	$2,941,217
Citigroup, Inc.	404,565	17,040,278
Truist Financial Corp.	748,405	23,080,810
U.S. Bancorp	431,993	14,882,159
Visa, Inc., “A”	29,954	4,826,189
		$62,770,653
Pharmaceuticals – 4.8%
Bayer AG	87,895	$5,159,455
Eli Lilly & Co.	84,856	11,771,224
Johnson & Johnson	298,195	39,102,310
Merck & Co., Inc.	179,902	13,841,660
Pfizer, Inc.	529,385	17,279,126
Roche Holding AG	43,417	14,115,476
		$101,269,251
Railroad & Shipping – 1.3%
Canadian National Railway Co.	34,732	$2,696,245
Union Pacific Corp.	170,131	23,995,276
		$26,691,521
Real Estate – 0.8%
EPR Properties, REIT	83,490	$2,022,128
Medical Properties Trust, Inc., REIT	254,521	4,400,668
Public Storage, Inc., REIT	20,019	3,975,974
Simon Property Group, Inc., REIT	35,612	1,953,674
STORE Capital Corp., REIT	284,686	5,158,510
		$17,510,954
Restaurants – 0.4%
Starbucks Corp.	135,083	$8,880,356
Specialty Chemicals – 0.5%
Axalta Coating Systems Ltd. (a)	200,758	$3,467,091
Corteva, Inc.	68,744	1,615,484
DuPont de Nemours, Inc.	149,866	5,110,430
		$10,193,005
Specialty Stores – 1.5%
Amazon.com, Inc. (a)	1,994	$3,887,742
Best Buy Co., Inc.	26,460	1,508,220
Home Depot, Inc.	33,405	6,237,048
Target Corp.	166,436	15,473,555
Tractor Supply Co.	47,859	4,046,478
		$31,153,043
Telephone Services – 0.5%
Verizon Communications, Inc.	215,176	$11,561,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.4%
Altria Group, Inc.	48,717	$1,883,886
British American Tobacco PLC	99,804	3,408,144
Philip Morris International, Inc.	332,400	24,251,904
		$29,543,934
Utilities - Electric Power – 2.4%
Duke Energy Corp.	207,740	$16,802,011
Exelon Corp.	294,091	10,825,490
FirstEnergy Corp.	161,752	6,481,403
Public Service Enterprise Group, Inc.	75,652	3,397,531
Southern Co.	238,358	12,904,702
		$50,411,137
Total Common Stocks		$1,265,241,059
Bonds – 39.3%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	$591,000	$608,413
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	2,506,000	2,616,637
		$3,225,050
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$880,000	$922,277
Asset-Backed & Securitized – 5.3%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$4,410,000	$4,194,466
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.684% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	2,120,749	1,970,038
AREIT CRE Trust, 2019-CRE3, “AS” FLR, 2.004% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	3,366,000	2,940,524
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2031 (n)	3,880,000	3,818,283
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 1.605% (LIBOR - 1mo. + 0.9%), 9/15/2035 (n)	2,493,065	2,452,368
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 2.005% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	3,469,924	3,278,523
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.54% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,200,917	1,140,158
BDS Ltd., 2019-FL4, “A”, FLR, 2.2% (LIBOR - 1mo. + 1.4%), 8/15/2035 (n)	4,179,000	3,712,581
BDS Ltd., 2019-FL4, “A”, FLR, 1.805% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	2,416,000	2,149,010
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	909,886	901,062
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,058,588
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,229,862
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,398,994
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.051% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,410,000	4,246,411
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	2,088,000	2,016,331
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.851% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,205,001
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.8% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	500,113	411,933
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	720,000	700,923
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.331% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,270,924
Fort CRE LLC, 2018-1A, “A1”, FLR, 2.976% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	1,638,500	1,533,076
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,113,436	1,085,223
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	304,226	301,322
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,353,461
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	2,182,474	2,190,868
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	2,001,659	2,064,485
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,114,112
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,380,087
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.9% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	2,180,000	1,791,862
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.756% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	4,395,000	3,564,613
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,724,710
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,522,731
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.619% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,353,660
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 2.256% (LIBOR - 1mo. + 0.63%), 9/25/2023 (n)	2,554,000	2,477,320
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	1,900,000	1,824,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 3.169% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	$809,537	$736,709
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	421,027	419,950
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,578,863
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 2.709% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	910,000	901,293
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	2,950,000	3,078,657
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,554,740
Venture Corp. Ltd., FLR, 2.813% (LIBOR - 3mo. + 1.2%), 2/28/2026 (n)	4,608,000	4,252,608
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,472,795
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	2,414,000	2,377,758
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,457,659
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,579,870	3,738,344
		$112,947,255
Automotive – 0.3%
General Motors Co., 6.75%, 4/01/2046	$1,124,000	$897,959
General Motors Financial Co., Inc., 4.35%, 4/09/2025	640,000	555,268
Hyundai Capital America, 3%, 2/10/2027 (n)	1,630,000	1,510,881
Lear Corp., 3.8%, 9/15/2027	2,474,000	2,232,762
Lear Corp., 4.25%, 5/15/2029	875,000	777,681
Toyota Motor Credit Corp., 3.375%, 4/01/2030	1,286,000	1,298,565
		$7,273,116
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$750,000	$740,460
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,107,000	1,133,079
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,484,160
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,638,869
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	2,674,646
		$8,671,214
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,073,844
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	915,170
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	258,000	233,549
Masco Corp., 4.375%, 4/01/2026	1,938,000	1,916,879
		$4,139,442
Business Services – 0.3%
Equinix, Inc., 2.625%, 11/18/2024	$3,239,000	$3,089,229
Fiserv, Inc., 4.4%, 7/01/2049	1,654,000	1,750,385
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,462,000	2,596,314
		$7,435,928
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$491,000	$529,939
Comcast Corp., 3.45%, 2/01/2050	1,746,000	1,912,926
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,855,000	3,928,968
		$6,371,833
Chemicals – 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$1,201,000	$1,285,151
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,857,000	$1,827,644
Microsoft Corp., 4.25%, 2/06/2047	2,278,000	2,935,502
		$4,763,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.3%
Apple, Inc., 2.85%, 5/11/2024	$2,162,000	$2,297,306
Apple, Inc., 2.05%, 9/11/2026	432,000	442,878
Apple, Inc., 3.35%, 2/09/2027	647,000	705,201
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,548,901
Apple, Inc., 3.85%, 8/04/2046	1,082,000	1,303,424
		$6,297,710
Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$900,000	$968,075
Roper Technologies, Inc., 2.95%, 9/15/2029	551,000	546,880
United Technologies Corp., 4.125%, 11/16/2028	1,778,000	1,951,804
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,041,000	1,875,450
		$5,342,209
Consumer Products – 0.2%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$290,000	$313,728
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,579,093
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,086,933
		$4,979,754
Consumer Services – 0.7%
Booking Holdings, Inc., 2.75%, 3/15/2023	$3,809,000	$3,735,402
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	1,864,668
IHS Markit Ltd., 3.625%, 5/01/2024	385,000	382,555
IHS Markit Ltd., 4%, 3/01/2026 (n)	1,991,000	1,959,303
IHS Markit Ltd., 4.25%, 5/01/2029	578,000	580,862
Visa, Inc., 3.15%, 12/14/2025	4,677,000	5,093,989
Western Union Co., 2.85%, 1/10/2025	660,000	656,794
		$14,273,573
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$3,096,000	$2,866,360
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,367,000	1,343,908
		$4,210,268
Emerging Market Sovereign – 0.1%
Republic of Indonesia, 2.85%, 2/14/2030	$2,278,000	$2,209,585
Energy - Integrated – 0.1%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$1,944,000	$1,892,133
Financial Institutions – 0.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$362,000	$311,236
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	2,789,000	2,159,636
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	776,000	620,916
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	830,000	650,913
		$3,742,701
Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$3,718,578
Constellation Brands, Inc., 3.5%, 5/09/2027	3,365,000	3,155,067
Diageo Capital PLC, 2.375%, 10/24/2029	3,022,000	2,903,849
General Mills, Inc., 4%, 4/17/2025	2,414,000	2,594,974
General Mills, Inc., 2.875%, 4/15/2030	499,000	498,002
PepsiCo, Inc., 3.5%, 3/19/2040	646,000	722,675
		$13,593,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,804,000	$1,542,781
Las Vegas Sands Corp., 3.9%, 8/08/2029	1,044,000	899,767
Marriott International, Inc., 4%, 4/15/2028	2,208,000	2,041,136
		$4,483,684
Insurance – 0.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$731,000	$734,192
American International Group, Inc., 4.875%, 6/01/2022	3,566,000	3,660,185
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,739,152
		$7,133,529
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$833,000	$898,336
UnitedHealth Group, Inc., 3.7%, 8/15/2049	2,163,000	2,396,301
		$3,294,637
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$2,594,000	$2,733,575
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	1,068,000	982,576
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,233,000	1,143,018
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	944,000	1,060,372
Progressive Corp., 3.95%, 3/26/2050	426,000	497,479
		$6,417,020
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$6,533,696
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,901,000	$1,857,005
Major Banks – 2.5%
Bank of America Corp., 4.1%, 7/24/2023	$3,870,000	$4,123,052
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,392,175
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,842,000	1,929,618
Bank of America Corp., 3.5%, 4/19/2026	1,542,000	1,637,833
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. +0.99%) to 2/13/2031	5,845,000	5,651,693
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	3,245,000	3,060,224
JPMorgan Chase & Co., 3.2%, 1/25/2023	5,489,000	5,646,905
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	4,188,000	4,432,262
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	4,328,000	4,384,856
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,248,000	1,429,843
Morgan Stanley, 3.125%, 1/23/2023	424,000	434,230
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,616,844
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,271,193
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	2,595,000	2,537,179
PNC Bank N.A., 2.7%, 10/22/2029	835,000	794,014
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	464,000	474,961
Wells Fargo & Co., 3.75%, 1/24/2024	1,723,000	1,820,911
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	5,235,000	5,394,328
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	434,000	415,148
		$52,447,269
Medical & Health Technology & Services – 0.9%
Alcon, Inc., 3.8%, 9/23/2049 (n)	$1,564,000	$1,560,318
Becton, Dickinson and Co., 3.125%, 11/08/2021	1,075,000	1,088,653
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,043,000	2,201,479
Cigna Corp., 3.2%, 3/15/2040	635,000	587,567
HCA, Inc., 5.125%, 6/15/2039	2,562,000	2,643,543
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	665,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	$1,672,000	$1,704,502
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,590,000	1,805,418
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	176,176
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,460,016
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,611,465
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,566,000	2,624,598
		$19,129,223
Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$2,024,000	$2,762,156
Boston Scientific Corp., 3.75%, 3/01/2026	2,680,000	2,810,532
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	2,966,904
		$8,539,592
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,412,000	$1,300,960
Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$4,057,502
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	291,309
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	1,727,000	1,290,155
Enbridge, Inc., 2.5%, 1/15/2025	1,100,000	996,098
Enterprise Products Operating LLC, 4.2%, 1/31/2050	882,000	841,483
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,373,182
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,075,571
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,769,000	1,503,109
		$12,428,409
Mortgage-Backed – 12.2%
Fannie Mae, 4.5%, 4/01/2020 - 6/01/2044	$9,143,213	$10,014,893
Fannie Mae, 5%, 7/01/2020 - 3/01/2041	3,547,298	3,938,759
Fannie Mae, 5.5%, 1/01/2021 - 4/01/2040	8,169,198	9,138,444
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	4,439,399	5,024,452
Fannie Mae, 2.59%, 5/01/2023	439,854	459,514
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	29,448,849	31,461,277
Fannie Mae, 2.7%, 7/01/2025	367,000	394,749
Fannie Mae, 3.43%, 6/01/2026	564,951	629,653
Fannie Mae, 2.28%, 11/01/2026	471,767	500,070
Fannie Mae, 2.584%, 12/25/2026	1,585,000	1,673,116
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	13,904,570	14,653,711
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,480,735	1,707,668
Fannie Mae, 2.5%, 11/01/2031 - 2/01/2050	3,621,714	3,756,654
Fannie Mae, 3%, 2/25/2033 (i)	539,727	57,401
Fannie Mae, 3.25%, 5/25/2040	239,964	257,876
Fannie Mae, 4%, 9/01/2040 - 11/01/2049	21,084,255	22,773,001
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,514,615	1,553,664
Fannie Mae, 4%, 7/25/2046 (i)	464,845	87,559
Freddie Mac, 5.5%, 2/01/2020 - 2/01/2037	1,264,615	1,415,524
Freddie Mac, 5%, 4/01/2020 - 1/15/2040	2,233,968	2,485,532
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	1,706,563	1,928,303
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,528,947
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,546,795
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,237,220
Freddie Mac, 3.32%, 2/25/2023	745,000	785,177
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,606,289
Freddie Mac, 3.06%, 7/25/2023	175,000	184,951
Freddie Mac, 3.458%, 8/25/2023	1,642,000	1,756,727
Freddie Mac, 0.881%, 4/25/2024 (i)	6,063,441	166,723
Freddie Mac, 0.502%, 7/25/2024 (i)	14,179,000	303,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.606%, 7/25/2024 (i)	$5,112,170	$112,357
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,820,709	1,980,933
Freddie Mac, 0.314%, 8/25/2024 (i)	15,246,000	225,560
Freddie Mac, 0.413%, 8/25/2024 (i)	28,081,757	422,934
Freddie Mac, 3.064%, 8/25/2024	794,000	845,443
Freddie Mac, 0.364%, 10/25/2024 - 9/25/2027 (i)	29,036,361	487,019
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,408,202
Freddie Mac, 0.275%, 11/25/2024 (i)	15,385,000	198,906
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,653,432
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,907,776
Freddie Mac, 3.01%, 7/25/2025	423,000	456,836
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,091,780
Freddie Mac, 3.413%, 12/25/2026	780,000	872,879
Freddie Mac, 3.43%, 1/25/2027	764,912	856,628
Freddie Mac, 0.635%, 6/25/2027 (i)	13,682,000	580,463
Freddie Mac, 0.751%, 6/25/2027 (i)	4,697,812	211,116
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,244,407
Freddie Mac, 0.577%, 7/25/2027 (i)	12,080,784	441,549
Freddie Mac, 0.329%, 8/25/2027 (i)	9,650,000	232,014
Freddie Mac, 0.434%, 8/25/2027 (i)	6,730,228	186,312
Freddie Mac, 3.244%, 8/25/2027	786,000	887,308
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	217,938
Freddie Mac, 3.187%, 9/25/2027	754,000	847,725
Freddie Mac, 0.197%, 11/25/2027 (i)	16,290,000	253,251
Freddie Mac, 0.29%, 11/25/2027 (i)	11,666,796	235,597
Freddie Mac, 0.326%, 11/25/2027 (i)	10,464,946	234,290
Freddie Mac, 0.24%, 12/25/2027 (i)	10,109,000	192,955
Freddie Mac, 0.287%, 12/25/2027 (i)	11,210,000	246,136
Freddie Mac, 0.369%, 12/25/2027 (i)	17,885,987	445,418
Freddie Mac, 3.65%, 2/25/2028	904,000	1,046,173
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,958,793
Freddie Mac, 1.09%, 7/25/2029 (i)	830,229	69,278
Freddie Mac, 1.27%, 8/25/2029 (i)	5,234,722	454,859
Freddie Mac, 0.757%, 11/25/2029 (i)	12,164,885	611,765
Freddie Mac, 0.307%, 11/25/2032 (i)	8,872,703	251,574
Freddie Mac, 3%, 8/01/2033 - 2/25/2059	22,770,852	24,025,379
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	823,392	937,533
Freddie Mac, 5.5%, 2/15/2036 (i)	109,964	21,860
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	10,269,004	11,065,912
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	22,230,916	23,745,222
Freddie Mac, 4.5%, 12/15/2040 (i)	126,563	12,064
Freddie Mac, 4%, 8/15/2044 (i)	134,194	16,886
Ginnie Mae, 2.5%, 7/20/2032	350,000	370,556
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,972,883	2,242,232
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,165,935	1,320,764
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,959,774	3,290,994
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	386,696	429,136
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	3,356,890	3,666,564
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	15,725,741	16,772,070
Ginnie Mae, 3%, 4/20/2045 - 3/20/2048	19,425,002	20,717,875
Ginnie Mae, 0.659%, 2/16/2059 (i)	7,200,877	378,003
		$258,411,198
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$2,750,000	$3,280,722
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	5,394,840
		$8,675,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$554,000	$636,186
Network & Telecom – 0.4%
AT&T, Inc., 5.45%, 3/01/2047	$1,601,000	$1,920,011
Verizon Communications, Inc., 4.272%, 1/15/2036	2,164,000	2,513,335
Verizon Communications, Inc., 4.812%, 3/15/2039	2,616,000	3,220,325
		$7,653,671
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$1,814,000	$1,379,161
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,761,517
		$4,140,678
Other Banks & Diversified Financials – 0.6%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$2,971,925
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	2,880,983
Branch Banking & Trust Co., 2.25%, 3/11/2030	2,707,000	2,475,155
Capital One Financial Corp., 3.75%, 3/09/2027	1,956,000	1,877,684
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	3,245,000	3,146,144
		$13,351,891
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$1,526,595
Real Estate - Other – 0.0%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$816,000	$745,638
Real Estate - Retail – 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$1,759,000	$1,518,863
Retailers – 0.3%
Best Buy Co., Inc., 4.45%, 10/01/2028	$2,306,000	$2,339,315
Home Depot, Inc., 3.9%, 6/15/2047	1,262,000	1,395,065
Target Corp., 2.25%, 4/15/2025	3,248,000	3,313,650
		$7,048,030
Specialty Stores – 0.1%
TJX Cos., Inc., 3.75%, 4/15/2027	$433,000	$443,336
TJX Cos., Inc., 3.875%, 4/15/2030	519,000	535,829
TJX Cos., Inc., 4.5%, 4/15/2050	367,000	392,052
		$1,371,217
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 3%, 6/15/2023	$1,065,000	$1,066,400
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,283,157
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,240,000	3,183,812
Crown Castle International Corp., 3.65%, 9/01/2027	2,901,000	2,938,020
		$8,471,389
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$1,281,000	$1,261,579
Tobacco – 0.1%
B.A.T Capital Corp., 4.7%, 4/02/2027	$433,000	$440,000
B.A.T Capital Corp., 4.906%, 4/02/2030	908,000	930,148
B.A.T Capital Corp., 5.282%, 4/02/2050	265,000	265,586
		$1,635,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,064,000	$2,624,266
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$1,285	$1,330
Small Business Administration, 4.77%, 4/01/2024	105,055	109,161
Small Business Administration, 5.18%, 5/01/2024	156,137	164,043
Small Business Administration, 5.52%, 6/01/2024	7,640	8,059
Small Business Administration, 4.99%, 9/01/2024	147,367	154,297
Small Business Administration, 4.95%, 3/01/2025	5,081	5,318
Small Business Administration, 5.11%, 8/01/2025	468,842	496,845
		$939,053
U.S. Treasury Obligations – 7.3%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$814,448
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,027,461
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,579,039
U.S. Treasury Bonds, 2.875%, 5/15/2043	19,646,700	25,929,807
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	12,249,694
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	4,988,323
U.S. Treasury Bonds, 3%, 2/15/2048	14,110,000	19,588,648
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	1,228,043
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	25,364,074
U.S. Treasury Notes, 1.75%, 11/30/2021	29,605,000	30,367,098
U.S. Treasury Notes, 1.75%, 9/30/2022	23,068,000	23,926,742
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	6,242,613
		$155,305,990
Utilities - Electric Power – 1.1%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,014,111
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	296,000	335,201
Duke Energy Corp., 2.65%, 9/01/2026	397,000	393,891
Enel Finance International N.V., 2.65%, 9/10/2024	2,139,000	2,041,482
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,916,000	2,083,466
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	399,771
Evergy, Inc., 2.9%, 9/15/2029	1,863,000	1,762,852
Exelon Corp., 4.05%, 4/15/2030	2,165,000	2,186,650
FirstEnergy Corp., 3.4%, 3/01/2050	1,229,000	1,160,133
Georgia Power Co., 3.7%, 1/30/2050	171,000	176,989
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,511,000	1,632,975
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,810,000	3,426,530
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	928,822
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,019,369
Xcel Energy, Inc., 3.4%, 6/01/2030	1,099,000	1,113,064
Xcel Energy, Inc., 3.5%, 12/01/2049	1,310,000	1,152,694
		$23,828,000
Total Bonds		$836,286,054
Convertible Preferred Stocks – 0.3%
Medical Equipment – 0.1%
Danaher Corp., 4.75%	1,324	$1,367,890
Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%	162,120	$4,669,056
Total Convertible Preferred Stocks		$6,036,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.2%
Electronics – 0.2%
Samsung Electronics Co. Ltd.	139,079	$4,539,885
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.28% (v)	6,737,391	$6,738,739

Other Assets, Less Liabilities – 0.4%		7,623,148
Net Assets – 100.0%		$2,126,465,831
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,738,739 and $2,112,103,944, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $118,309,340, representing 5.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,176,053,583	$—	$—	$1,176,053,583
Switzerland	—	28,143,267	—	28,143,267
United Kingdom	2,260,169	24,391,582	—	26,651,751
Taiwan	11,179,180	—	—	11,179,180
Canada	7,102,366	—	—	7,102,366
Netherlands	6,471,774	—	—	6,471,774
Japan	—	5,728,816	—	5,728,816
Germany	—	5,159,455	—	5,159,455
France	—	4,787,813	—	4,787,813
Other Countries	—	4,539,885	—	4,539,885
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	156,245,043	—	156,245,043
Non - U.S. Sovereign Debt	—	8,743,281	—	8,743,281
Municipal Bonds	—	8,675,562	—	8,675,562
U.S. Corporate Bonds	—	250,746,915	—	250,746,915
Residential Mortgage-Backed Securities	—	259,132,470	—	259,132,470
Commercial Mortgage-Backed Securities	—	62,197,878	—	62,197,878
Asset-Backed Securities (including CDOs)	—	50,028,105	—	50,028,105
Foreign Bonds	—	40,516,800	—	40,516,800
Mutual Funds	6,738,739	—	—	6,738,739
Total	$1,209,805,811	$909,036,872	$—	$2,118,842,683
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,930,012	$135,249,954	$169,448,942	$9,166	$(1,451)	$6,738,739
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$126,896	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.